Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS ISSUANCE TRUST II

SERIES 2013-A

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Servicing Agreement, dated as of March 12, 2013 (as amended and restated and as may be amended and supplemented from time to time, the “Agreement”), among American Express Receivables Financing Corporation VIII LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, American Express Issuance Trust II, a statutory trust created under the laws of the State of Delaware (the “Trust”), and The Bank of New York Mellon, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of March 12, 2013 (as amended and restated and as may be amended and supplemented from time to time, the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2013-A Indenture Supplement, dated as of July 18, 2013, between the Trust and the Indenture Trustee (as amended and supplemented, from time to time the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.

2. TRS is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.

4. This Certificate relates to the Payment Date occurring on March 15, 2019.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of March 2019.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director ABS Operations

MONTHLY NOTEHOLDERS’ STATEMENT

AMERICAN EXPRESS ISSUANCE TRUST II

SERIES 2013-A

Pursuant to (i) the Amended and Restated Indenture, dated as of March 12, 2013 (hereinafter as such agreement may be from time to time, amended or otherwise modified, the “Indenture”), between American Express Issuance Trust II (the “Issuer” or the “Trust”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2013-A Indenture Supplement, dated as of July 18, 2013 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee and (ii) the Amended and Restated Servicing Agreement, dated as of March 12, 2013 (hereinafter as such agreement may be from time to time, amended or otherwise modified, the “Servicing Agreement”), among American Express Receivables Financing Corporation VIII LLC, as transferor, American Express Travel Related Services Company, Inc., as servicer and administrator (“TRS” or the “Servicer”), the Issuer and the Indenture Trustee, TRS as Servicer is required to prepare certain information each month regarding current payments to the Series 2013-A Noteholders and the performance of the Trust during the previous monthly period. The information which is required to be prepared with respect to the Payment Date of March 15, 2019, and with respect to the performance of the Trust is set forth below. Certain of the information is presented on the basis of an Outstanding Dollar Principal Amount of $1,000 per Series 2013-A Note (a “Note”). Certain other information is presented based on the aggregate amounts for the Trust as a whole. Capitalized terms used in this Monthly Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes, per $1,000 Outstanding Dollar Principal Amount

(1)	The total amount of the payment in respect of the Class A Notes	$0.00

(2)	The amount of the payment set forth in paragraph (1) above in respect of Class A Monthly Interest	$0.00

(3)	The amount of the payment set forth in paragraph (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00

(4)	The amount of the payment set forth in paragraph (1) above in respect of Class A Additional Interest	$0.00

(5)	The amount of the payment set forth in paragraph (1) above in respect of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00

(6)	The amount of the payment set forth in paragraph (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes, per $1,000 Outstanding Dollar Principal Amount

(1)	The total amount of the payment in respect of the Class B Notes	$2.29

(2)	The amount of the payment set forth in paragraph (1) above in respect of Class B Monthly Interest	$2.29

(3)	The amount of the payment set forth in paragraph (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00

(4)	The amount of the payment set forth in paragraph (1) above in respect of Class B Additional Interest	$0.00

(5)	The amount of the payment set forth in paragraph (1) above in respect of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00

(6)	The amount of the payment set forth in paragraph (1) above in respect of principal of the Class B Notes	$0.00

C)	Information regarding payments in respect of the Class C Notes, per $1,000 Outstanding Dollar Principal Amount

(1)	The total amount of the payment in respect of the Class C Notes	$2.56

(2)	The amount of the payment set forth in paragraph (1) above in respect of Class C Monthly Interest	$2.56

(3)	The amount of the payment set forth in paragraph (1) above in respect of Class C Monthly Interest previously due but not distributed on a prior Payment Date	$0.00

(4)	The amount of the payment set forth in paragraph (1) above in respect of Class C Additional Interest	$0.00

(5)	The amount of the payment set forth in paragraph (1) above in respect of Class C Additional Interest previously due but not distributed on a prior Payment Date	$0.00

(6)	The amount of the payment set forth in paragraph (1) above in respect of principal of the Class C Notes	$0.00

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST II

SERIES 2013-A

MONTHLY SERVICER STATEMENT

Monthly Period:	01-Feb-19 to 28-Feb-19
Record Date:	28-Feb-19
Payment Date:	15-Mar-19

TRUST ACTIVITY	TRUST TOTALS

1.	Number of days in Monthly Period	28

2.	Beginning of Monthly Period Number of Accounts	3,987,558

3.	Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,386,089,090.99

3a.	Addition of Principal Receivables	$0.00

3b.	Removal of Principal Receivables	$0.00

4.	Beginning Invested Amount of Collateral Certificates	NA

5.	Beginning Excess Funding Account Amount	$0.00

6a.	Beginning Required Pool Balance	$135,283,000.00

6b.	Beginning Pool Balance	$7,386,089,090.99

7.	New Principal Receivables	$6,057,087,465.98

8.	Principal Collections	$6,485,890,152.53

9.	Gross Default Amount	$9,595,524.71

10.	Ending Principal Receivables	$6,947,690,879.73

11.	Ending Total Receivables	$7,162,567,917.24

12.	Ending Invested Amount of Collateral Certificates	$0.00

13.	Ending Excess Funding Account Amount	$0.00

14.	Ending Pool Balance	$6,947,690,879.73

15.	Ending Required Pool Balance (after giving effect to any principal payments on the related Payment Date)	$135,283,000.00

16.	End of Monthly Period Number of Accounts	3,984,488

TRUST PERFORMANCE

1.	Principal Collections	$6,485,890,152.53

2.	Principal Payment Rate	94.08%

3.	Net Default Amount	$6,769,295.32

4.	Annualized Net Default Rate	1.27%

5.	Gross Default Amount	$9,595,524.71

6.	Annualized Gross Default Rate	1.80%

7.	Finance Charge Collections	$200,598,507.06

8.	Trust Portfolio Yield (Net of Defaults)	36.37%

9.	Delinquencies	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts

	31 - 60 Days Delinquent	$28,980,730.57	0.40%	8,757	0.22%

	61 - 90 Days Delinquent	$10,037,741.78	0.14%	3,424	0.09%

	91 - 120 Days Delinquent	$8,684,837.61	0.12%	2,483	0.06%

	121+ Days Delinquent	$14,170,672.32	0.20%	3,918	0.10%

	Total 30+ Days Delinquent	$61,873,982.28	0.86%	18,582	0.47%

10.	Loss Experience

	Ending Principal Receivables				$6,947,690,879.73

	Gross Default Amount				$9,595,524.71

	Recoveries				$2,826,229.39

	Net Default Amount				$6,769,295.32

	Annualized Gross Default Rate				1.80%

	Annualized Recovery Rate				0.53%

	Annualized Net Default Rate				1.27%

	Number of Accounts Experiencing a Loss				3,215

	Number of Accounts Experiencing a Recovery				4,953

	Average Net Default Amount per Account Experiencing a Loss				$2,105.54

ASSET REVIEW

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period

INVESTOR COMMUNICATION

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

REPURCHASES AND REPLACEMENTS

1.	Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

2.	Most recent Form ABS-15G:

Form ABS-15G filed on 2/8/2019 under CIK number 0001135317

CREDIT RISK RETENTION	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	$0.00	$0.00

Seller’s Interest Amount	$6,812,407,879.73	$7,250,806,091.00

Seller’s Interest Percentage	N/A	N/A

TRANSFEROR AMOUNT

1.	Applicable Required Transferor Amount Percentage	12.25%

2.	Beginning Pool Balance	$7,386,089,090.99

3.	Beginning Nominal Liquidation Amount	$135,283,000.00

4.	Beginning Transferor Amount	$7,250,806,090.99

5.	Ending Pool Balance	$6,947,690,879.73

6.	Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$135,283,000.00

7.	Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$6,812,407,879.73

8.	Ending Required Transferor Amount	$851,092,132.77

SERIES 2013-A NOMINAL LIQUIDATION AMOUNT AS OF THE RELATED PAYMENT DATE

1.	Beginning Series 2013-A Nominal Liquidation Amount		$135,283,000.00

2.	Principal Amount Increases		$0.00

3.	Reimbursement of previous reductions in the Series 2013-A Nominal Liquidation Amount		$0.00

4.	Investor Charge-Offs		$0.00

5.	Reallocated Principal Collections		$0.00

6.	Payments of principal of the Series 2013-A Notes		$0.00

7.	Ending Series 2013-A Nominal Liquidation Amount		$135,283,000.00

REALLOCATION GROUP A ALLOCATIONS		TRUST TOTALS	GROUP TOTALS

1.	Nominal Liquidation Amount (including Principal Amount Increases occurring during the related Monthly Period)		$135,283,000.00

2.	Finance Charge Collections	$200,598,507.06	$3,674,145.75

3.	Interest (excluding the Available Interest Reserve Account Amount for the related Payment Date)		$331,311.88

4.	Net Default Amount		$123,985.86

5.	Servicing Fee paid to the servicer		$225,471.67

6.	Additional Amounts		$0.00

SERIES 2013-A ALLOCATIONS

1.	Reallocation Group	Group A

2.	Shared Excess Available Finance Charge Collections Group	Group A

3.	Shared Excess Available Principal Collections Group	Group A

4.	Series 2013-A Floating Allocation Percentage	1.83%

5.	Series 2013-A Finance Charge Collections	$3,674,145.75

6.	Series 2013-A Reallocation Group A Finance Charge Collections	$3,674,145.75

7.	Series 2013-A Available Excess Recoveries	$0.00

8.	Series 2013-A Available Finance Charge Collections	$3,674,145.75

9.	Series 2013-A Allocation of Shared Excess Available Finance Charge Collections	$0.00

10.	Series 2013-A LIBOR Determination Date (Retained Class B Notes and Class C Notes)	02/13/2019

11a.	Increase LIBOR Determination Date (Retained Class B Notes and Class C Notes)	N/A

11b.	Increase LIBOR Determination Date (Retained Class B Notes and Class C Notes)	N/A

12.	Series 2013-A Monthly Interest	$331,311.88

13.	Series 2013-A Servicing Fee paid to the servicer	$225,471.67

14.	Series 2013-A Default Amount	$123,985.86

15.	Series 2013-A Principal Allocation Percentage	1.83%

16.	Series 2013-A Allocation of Principal Collections	$118,795,030.32

17.	Series 2013-A Allocation of Shared Excess Available Principal Charge Collections	$0.00

APPLICATION OF SERIES 2013-A AVAILABLE FINANCE CHARGE COLLECTIONS AND AVAILABLE INTEREST RESERVE ACCOUNT AMOUNT

1.	Series 2013-A Available Finance Charge Collections	$3,674,145.75

2.	Available Interest Reserve Account Amount	$0.00

3.	Class A Notes ($0)
	a. Class A Monthly Interest	$0.00
	i. Current interest	$0.00
	ii. Class A Capped Additional Transaction Costs	$0.00
	iii. Interest Underpayment	$0.00
	iv. Interest Overpayment	$0.00
	b. Class A Outstanding Monthly Interest	$0.00
	c. Class A Additional Interest	$0.00
	d. Class A Outstanding Additional Interest	$0.00

4.	Class B Notes ($54,113,000)
	a. Class B Monthly Interest [(Note Interest Rate: 2.93875%]	$123,685.78
	b. Class B Outstanding Monthly Interest	$0.00
	c. Class B Additional Interest	$0.00
	d. Class B Outstanding Additional Interest	$0.00

5.	Class C Notes ($81,170,000)
	a. Class C Monthly Interest [(Note Interest Rate: 3.28875%]	$207,626.10
	b. Class C Outstanding Monthly Interest	$0.00
	c. Class C Additional Interest	$0.00
	d. Class C Outstanding Additional Interest	$0.00

6.	Series 2013-A Servicing Fee paid to servicer	$225,471.67

7.	Amount equal to Series 2013-A Default Amount treated as Series 2013-A Available Principal Collections	$123,985.86

8.	Amount equal to unreimbursed reductions in the Series 2013-A Nominal Liquidation Amount treated as Series 2013-A Available Principal Collections	$0.00

9.	Deposited to the Class C Reserve Account	$0.00

10.	In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2013-A notes treated as Series 2013-A Available Principal Collections	$0.00

11a.	Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$2,993,376.34

11b.	Available Excess Overpayment Account Amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$0.00

12.	Remaining amount paid to the holder of the Transferor Interest	$2,993,376.34

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2013-A

1.	Shared Excess Available Finance Charge Collections	$0.00

2.	Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3.	Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4.	Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5.	Applied to unpaid Series 2013-A Servicing Fee	$0.00

6.	Amount equal to Series 2013-A Default Amount treated as Series 2013-A Available Principal Collections	$0.00

7.	Amount equal to unreimbursed reductions in the Series 2013-A Nominal Liquidation Amount treated as Series 2013-A Available Principal Collections	$0.00

8.	Deposited to the Class C Reserve Account	$0.00

9.	In the event of default and acceleration, amount up to the Outstanding dollar principal amount of the Series 2013-A Notes treated as Series 2013-A Available Principal Collections	$0.00

FUNDING OF INTEREST RESERVE ACCOUNT AND PAYMENT OF ADDITIONAL TRANSACTION COSTS

1.	Amount of remaining Shared Excess Available Finance Charge Collections to be applied to Interest Reserve Account deposits and Additional Transaction Costs	$0.00

2.	Deposited to the Interest Reserve Account	$0.00

3a.	Class A Additional Transaction Costs distributed to Class A Agent	$0.00

3b.	Class B Additional Transaction Costs distributed to Class B Agent	$0.00

PRINCIPAL COLLECTIONS

1.	Series 2013-A Principal Allocation Percentage	1.83%

2.	Series 2013-A Principal Collections	$118,795,030.32

3.	Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2013-A Servicing Fee and past due amounts thereon or uncovered Series 2013-A Default Amount	$0.00

4.	Item 2 minus Item 3	$118,795,030.32

5.	Other amounts treated as Series 2013-A Available Principal Collections	$123,985.86

6.	Series 2013-A Available Principal Collections (total of items 4 and 5)	$118,919,016.18

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD (OTHER THAN ANY DECREASE PERIOD)

1.	Treated as Shared Excess Available Principal Collections	$118,919,016.18

APPLICATION OF PRINCIPAL COLLECTIONS DURING AMORTIZATION PERIOD, EARLY AMORTIZATION PERIOD OR DECREASE PERIOD

1.	Class A Agent	$0.00

2.	Class B Agent	$0.00

3.	Class C Agent	$0.00

4.	Treated as Shared Excess Available Principal Collections	$118,919,016.18

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2013-A

1.	Series 2013-A Available Principal Collections Shortfall	$0.00

2.	Shared Excess Available Principal Collections	$0.00

3.	During the Amortization Period, Early Amortization Period or Decrease Period:

	a. Paid to the Class A Agent	$0.00

	b. Paid to the Class B Agent	$0.00

	c. Paid to the Class C Agent	$0.00

SERIES 2013-A INTEREST RESERVE ACCOUNT, EXCESS OVERPAYMENT ACCOUNT, CLASS C RESERVE ACCOUNT

1.	Interest Reserve Account
	Opening Balance	$0.00
	Additions	$0.00
	Interest Reserve Account Surplus Amount released to Transferor	$0.00
	Withdrawals	$0.00
	Ending Balance	$0.00

2.	Investment Proceeds on Interest Reserve Account	$0.00

3a.	Required Interest Reserve Account Class A Amount	$0.00

3b.	Required Interest Reserve Account Class B Amount	$0.00

3c.	Required Interest Reserve Account Amount (total of items 3a. and 3b.)	$0.00

4.	Excess Overpayment Account
	Opening Balance	$0.00
	Additions (with respect to Class A)	$0.00
	Additions (with respect to Class B)	$0.00
	Withdrawals	$0.00
	Ending Balance	$0.00

5a.	Excess Overpayment Class A Amount	$0.00

5b.	Excess Overpayment Class B Amount	$0.00

6.	Investment Proceeds on Excess Overpayment Account	$0.00

7.	Class C Reserve Account Amount
	Opening Balance	$0.00
	Additions	$0.00
	Withdrawals	$0.00
	Ending Balance	$0.00

8.	Investment Proceeds on Class C Reserve Account	$0.00

9.	Required Class C Reserve Account Amount	$0.00

PORTFOLIO PERFORMANCE DATA

1.	Series 2013-A Portfolio Yield
	Current Monthly Period	34.21%
	Prior Monthly Period	31.90%
	Second Prior Monthly Period	32.94%

2.	Series 2013-A Quarterly Portfolio Yield	33.02%

3.	Series 2013-A Base Rate
	Current Monthly Period	5.15%
	Prior Monthly Period	4.75%
	Second Prior Monthly Period	4.46%

4.	Series 2013-A Quarterly Base Rate	4.79%

5.	Series 2013-A Excess Spread Percentage
	Current Monthly Period	29.06%
	Prior Monthly Period	27.15%
	Second Prior Monthly Period	28.48%

6.	Series 2013-A Quarterly Excess Spread Percentage	28.23%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?		Yes

7.	Principal Payment Rate
	Current Monthly Period	94.08%
	Prior Monthly Period	86.44%
	Second Prior Monthly Period	89.05%

8.	Quarterly Principal Payment Rate	89.86%

Is the Quarterly Principal Payment Rate greater than 60%?		Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director
ABS Operations